Organization and Business Description - Schedule of Company’s Subsidiaries (Details) - Subsidiaries [Member]	12 Months Ended
Dec. 31, 2025
YD Network TechnologyCompany Limited [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 01, 2025
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Apr. 09, 2019
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Nami Holding (Hong Kong) Co., Limited (“Nami HK”) [Member]
Subsidiaries
Date of incorporation/ acquisition	May 02, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%